Dividend income_Details of dividends related to financial assets at FVTOCI (Details) ₩ in Millions	6 Months Ended
Jun. 30, 2018 KRW (₩)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Abstract]
Dividend income recognized from assets held equity securities	₩ 17,570
Dividend income recognized in assets derecognized	274
Total	₩ 17,844